Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. - Statement of Operation (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
EXPENSES:
General and administrative expenses	$ 126,868,000	$ 83,647,000	$ 46,718,000
Legal settlements and other, net	6,000,000	4,524,000	0
Operating loss	(306,952,000)	(65,537,000)	(207,812,000)
OTHER INCOME / (EXPENSES):
Interest and finance costs	(220,564,000)	(116,427,000)	(63,752,000)
Interest income	9,595,000	553,000	9,810,000
Loss on interest rate swaps	8,616,000	(36,974,000)	(33,455,000)
Other, net	3,315,000	(1,068,000)	2,311,000
Total other (expenses), net	(199,038,000)	(153,916,000)	(85,086,000)
Net income/(loss)	63,323,000	(132,336,000)	95,298,000
Earnings/(loss) per common share, basic and diluted	$ 0.48	$ (1.00)	$ 0.72
Weighted average number of shares, basic and diluted	131,727,504	131,696,935	131,696,928
Ocean Rig UDW Inc.
EXPENSES:
General and administrative expenses	8,565,000	12,877,000	8,591,000
Legal settlements and other, net	0	6,100,000	0
Operating loss	8,565,000	18,977,000	8,591,000
OTHER INCOME / (EXPENSES):
Interest and finance costs	(53,193,000)	(58,210,000)	(35,328,000)
Interest income	0	4,000	3,216,000
Loss on interest rate swaps	(149,000)	(38,000)	0
Other, net	2,358,000	(2,476,000)	1,068,000
Total other (expenses), net	(50,984,000)	(60,720,000)	(31,044,000)
Equity in earnings/(loss) of subsidiaries (eliminated in consolidation)	122,872,000	(52,639,000)	134,933,000
Net income/(loss)	$ 63,323,000	$ (132,336,000)	$ 95,298,000
Earnings/(loss) per common share, basic and diluted	$ 0.48	$ (1.00)	$ 0.72
Weighted average number of shares, basic and diluted	131,727,504	131,696,935	131,696,928